CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Unrealized holding gains (losses) on securities, tax	$ 0	$ 1,958	$ 3,063	$ (2,450)	$ 0	$ 125	$ 0
Unrealized gain (loss) on Euro-denominated debt, (net of tax of 2012: $0; 2011: $(8,005) and 2010: $12,656)	0	0	0	(4,139)	0	(12,573)	12,358
Net gains (losses) arising during the period, tax	$ 1,682	$ 0	$ 3,333	$ 2,037	$ 7,063	$ 15,555	$ 794